PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2015	2014
At Cost:
Plant and buildings	$4,117,383	$4,348,977
Machinery and equipment	14,833,525	15,616,293
Motor vehicles	311,690	322,115
Office equipment	118,641	121,022
	19,381,239	20,408,407
Less: Accumulated depreciation
Plant and buildings	(2,314,191)	(2,149,753)
Machinery and equipment	(11,114,880)	(10,715,803)
Motor vehicles	(286,410)	(294,729)
Office equipment	(108,582)	(112,267)
	(13,824,063)	(13,272,552)
Construction- in-progress	-	38,791
Property, plant and equipment, net	$5,557,176	$7,174,646

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2015, 2014 and 2013 was ($329,926), $66,536 and $198,318, respectively, which has been included in other comprehensive income. Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $1,317,119, $1,430,997 and $1,464,144, respectively. As of December 31, 2015 and 2014,

1)	A net book value of nil and $792,795, respectively, of property were used as collateral for the Company's notes payable.
2)	A net book value of $1,803,192 and $1,406,429, respectively, of property were used as collateral for the short-term bank loan borrowed by a related party.